Selected cash flow information - Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Statement [Abstract]
Trade receivables	$ (3,065)	$ 7,677	$ (2,278)
Inventories	(39,512)	(5,958)	(49,778)
Other current assets	(5,550)	(3,238)	(3,104)
Accounts payable and accrued liabilities	41,490	15,639	15,945
Provisions	1,582	3,893	1,388
Deferred rent	2,282	2,110	0
Other	453	(257)	(21)
Total change in non-cash operating items	$ (2,320)	$ 19,866	$ (37,848)